Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LKCM Funds
Prospectus Date	rr_ProspectusDate	May 01, 2018
LKCM Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LKCM FIXED INCOME FUND (Institutional Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the fee waiver/expense reimbursement arrangement through May 1, 2019). Although your actual costs may be higher or lower, based on these assumptions, whether or not you redeem your shares, your costs would be as follows:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and U.S. Government fixed income securities. The Fund’s investments in fixed income securities consist primarily of investment grade corporate fixed income securities and fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund typically invests in fixed income securities with short- to intermediate-term maturities from one to ten years. Investment grade debt securities are considered to be those rated within the four highest rating categories assigned by a nationally recognized statistical rating organization, such as Moody’s Investors Services, Inc., Fitch Ratings, Inc., or S&P Global Ratings, or of equivalent quality as determined by the Adviser.

The Fund seeks to maintain an average effective maturity of its portfolio between three and ten years under normal market and economic conditions. The effective maturity of securities with sinking fund or other early redemption features will be estimated by the Adviser, based upon prevailing interest rate trends and the issuer’s financial position. The average effective maturity of the Fund’s portfolio may be less than three years if the Adviser believes a defensive posture is appropriate.

		The Fund may invest in all types of domestic or U.S. dollar-denominated foreign fixed income securities in any proportion, including bonds, notes, convertible bonds, mortgage pass-through securities, government and government agency securities, variable and floating rate bonds, preferred stock and short-term obligations such as commercial paper and notes, and other financial obligations. In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon, yield to maturity, the credit quality of the issuer, the issuer’s cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the security, including subordination, default, sinking fund and early redemption provisions. If securities held by the Fund are downgraded below investment grade, the Adviser will consider whether to continue to hold the securities.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The greatest risk of investing in the Fund is that you could lose money. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund also is subject to the following principal risks:
  Call Risk – During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
  Credit Risk – If the Fund holds fixed income securities of a company that experiences financial problems, the securities will likely decline in value or the company may fail to make timely payments of interest or principal on the securities. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations.
  Fixed Income Securities Risk – The Fund invests in fixed income securities and is therefore subject to the risk that the prices of, and the income generated by, fixed income securities held by a Fund may decline significantly and/or rapidly in response to adverse issuer, geopolitical, regulatory, general economic and market conditions, or other developments, such as regional or global economic instability (including terrorism and related geopolitical risks), interest rate fluctuations, and those events directly involving the issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment.
  Foreign Securities Risk – Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to, currency fluctuations, political and economic stability, less government regulation, less publicly available information, less liquidity, increased price volatility, and transaction settlement delays.
  Government-Sponsored Enterprises Risk – Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal Home Loan Bank, Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, Federal Farm Credit Banks, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. There is no assurance that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. They are also subject to market risk, credit risk and interest rate risk. In addition, mortgage pass-through securities issued by government-sponsored enterprises are subject to prepayment risk and extension risk, discussed below.
  Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending or the financial markets overall and result in lower values for securities held by the Fund.
  Interest Rate Risk – Market values of fixed income securities generally are inversely related to actual changes in interest rates, and the Fund’s fixed income securities holdings and net asset value may decline if interest rates rise. The Federal Reserve has raised the federal funds rate several times since December 2015 and has signaled additional increases in the near future. Interest rates may increase, significantly or rapidly, which could result in significant losses to the Fund. A bond’s market value is affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises. Generally, a bond with a longer maturity or duration will generally entail greater interest rate risk. Conversely, a bond with a shorter maturity or duration will entail less interest rate risk. A bond’s value may also be affected by changes in its credit rating or the issuer’s financial condition.
  Investment Risk – An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
  Liquidity Risk – The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, and may be difficult to sell at favorable times or prices. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.
  Market Risk – Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Turbulence in financial markets and reduced liquidity in credit, fixed income, or equity markets may negatively affect many issuers worldwide which could adversely affect the Fund. There is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as continuing to raise interest rates, also could cause increased volatility in financial markets and higher levels of shareholder redemptions, which could have a negative impact on the Fund. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.
  Mortgage Pass-Through Securities – Investments in mortgage pass-through securities, including pass-through securities issued by a U.S. Government sponsored enterprise, are subject to fixed income securities risks which include, but are not limited to, interest rate risk and credit risk. Mortgage pass-through securities are also subject to prepayment risk, which is the risk that borrowers will prepay their mortgages and cause a decline in the Fund’s income and share price, and extension risk. Extension risk is the risk that mortgage payments will decline during times of rising interest rates and extend the duration of these securities, making them more sensitive to interest rate changes.
  Preferred Stocks Risk – Preferred stocks are sensitive to movement in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders.
  Sector Weighting Risk – To the extent the Fund emphasizes investments in particular sectors of the economy, the Fund will be subject to a greater degree of risks particular to those sectors. Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect securities in particular sectors. Depending on the weightings of the Fund’s investment in particular sectors, the Fund may have increased exposure to price movements of securities in those sectors.
  Security Selection Risk – Securities selected by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities or its particular industry or sector, such as poor operating or management performance, weak demand for the company’s products or services, the company’s failure to meet earnings or other operating performance expectations, financial leverage or credit deterioration, litigation or regulatory issues, or a decline in the issuer’s business and assets.
  U.S. Government Securities Risk – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only by the applicable entity as to the timely payment of interest and principal when held to maturity. Notwithstanding that a security may be backed by the full faith and credit of the U.S. Government, circumstances could arise that would prevent the payment of interest or principal. Like all fixed income securities, U.S. Government fixed income securities are also subject to market risk, credit risk and interest rate risk.
  Variable and Floating Rate Bond Risk – The interest rates payable on variable and floating rate bonds are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. The interest rate on a floating rate bond is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Variable and floating rate bonds are subject to market risk, interest rate risk and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with an index that tracks the performance of fixed income securities and an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with an index that tracks the performance of fixed income securities and an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below:
Best and Worst Quarterly Returns
4.03%	3rd quarter, 2009
-1.41%	2nd quarter, 2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
LKCM Fixed Income Fund | LKCM Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%	[1]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	225
5 Years	rr_ExpenseExampleYear05	415
10 Years	rr_ExpenseExampleYear10	962
1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	225
5 Years	rr_ExpenseExampleNoRedemptionYear05	415
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 962
2008	rr_AnnualReturn2008	2.99%
2009	rr_AnnualReturn2009	10.77%
2010	rr_AnnualReturn2010	5.82%
2011	rr_AnnualReturn2011	4.22%
2012	rr_AnnualReturn2012	5.44%
2013	rr_AnnualReturn2013	0.07%
2014	rr_AnnualReturn2014	1.72%
2015	rr_AnnualReturn2015	(0.27%)
2016	rr_AnnualReturn2016	3.83%
2017	rr_AnnualReturn2017	2.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.41%)
1 Year	rr_AverageAnnualReturnYear01	2.15%
5 Years	rr_AverageAnnualReturnYear05	1.49%
10 Years	rr_AverageAnnualReturnYear10	3.63%
LKCM Fixed Income Fund | Return After Taxes on Distributions | LKCM Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.27%
5 Years	rr_AverageAnnualReturnYear05	0.47%
10 Years	rr_AverageAnnualReturnYear10	2.43%
LKCM Fixed Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | LKCM Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.23%
5 Years	rr_AverageAnnualReturnYear05	0.70%
10 Years	rr_AverageAnnualReturnYear10	2.37%
LKCM Fixed Income Fund | Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.14%
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	3.32%
LKCM Fixed Income Fund | Lipper Short Intermediate Investment-Grade Debt Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	1.44%
10 Years	rr_AverageAnnualReturnYear10	3.06%

[1]	Luther King Capital Management Corporation ("Adviser"), the Fund's investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through May 1, 2019 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.50% per annum (excluding any interest, taxes, brokerage commissions, indirect fees and expenses relating to investments in other investment companies, including money market funds (Acquired Fund Fees and Expenses), and extraordinary expenses). The fee waiver and expense reimbursement agreement may be terminated or changed only with the consent of the Board of Trustees.